Financing Receivables (Details 6) (Global Financing, Financing Receivable Portfolio)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financial Industry
Financing Receivables by Portfolio Segment
Financing receivables (as a percent)	40.00%	39.00%
Government Industry
Financing Receivables by Portfolio Segment
Financing receivables (as a percent)	13.00%	14.00%
Manufacturing Industry
Financing Receivables by Portfolio Segment
Financing receivables (as a percent)	14.00%	14.00%
Retail Industry
Financing Receivables by Portfolio Segment
Financing receivables (as a percent)	8.00%	8.00%
Services Industry
Financing Receivables by Portfolio Segment
Financing receivables (as a percent)	9.00%	8.00%
Healthcare Industry
Financing Receivables by Portfolio Segment
Financing receivables (as a percent)	5.00%	6.00%
Communications Industry
Financing Receivables by Portfolio Segment
Financing receivables (as a percent)	6.00%	6.00%
Other industries
Financing Receivables by Portfolio Segment
Financing receivables (as a percent)	5.00%	4.00%